Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pak Si [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 2,886,000	$ 4,798,000	$ 7,157,000
Due to Related Parties	0	400,000
Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 147,000	$ 417,000	$ 727,000